COLUMBIA FUNDS SERIES TRUST I

Columbia Massachusetts Intermediate Municipal Bond Fund

(“the Fund”)

Supplement dated December 29, 2011 to the

Fund’s prospectuses dated March 1, 2011, as supplemented

Effective as of January 1, 2012, Paul F. Fuchs is co-manager of the Fund. Accordingly, the following changes are hereby made to the prospectuses of the Fund:

1.	The section of each prospectus for the Fund entitled “Investment Adviser and Portfolio Manager(s) – Portfolio Manager” is deleted in its entirety and replaced with the following disclosure:

Portfolio Managers

Paul F. Fuchs, CFA

Co-manager. Service with the Fund since January 2012.

Brian M. McGreevy

Co-manager. Service with the Fund since 2009.

2.	The section of each prospectus for the Fund entitled “Management of the Fund – Primary Service Providers – Portfolio Manager” is deleted in its entirety and replaced with the following disclosure:

Portfolio Managers

Information about the Adviser’s portfolio managers who are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Paul F. Fuchs, CFA

Co-manager. Service with the Fund since January 2012.

Portfolio Manager of the Adviser. From 1999 until joining the Adviser in May 2010, Mr. Fuchs was associated with the Fund’s previous investment adviser as an investment professional. Mr. Fuchs began his investment career in 1994 and earned a B.S. in Finance from the University of Massachusetts and an M.B.A. from Suffolk
University.

Brian M. McGreevy

Co-manager. Service with the Fund since 2009.

Portfolio Manager of the Adviser. From 1994 until joining the Adviser in May 2010, Mr. McGreevy was associated with the Fund’s previous investment adviser as an investment professional. Mr. McGreevy began his investment career in 1982 and earned a B.S. from the University of Massachusetts at Dartmouth and a Masters from Harvard University Extension School.

Shareholders should retain this Supplement for future reference.

C-10263-1 A (12/11)

COLUMBIA FUNDS SERIES TRUST I

Columbia New York Intermediate Municipal Bond Fund

(“the Fund”)

Supplement dated December 29, 2011 to the

Fund’s prospectuses dated March 1, 2011, as supplemented

Effective as of January 1, 2012, Paul F. Fuchs is co-manager of the Fund. Accordingly, the following changes are hereby made to the prospectuses of the Fund:

1.	The section of each prospectus for the Fund entitled “Investment Adviser and Portfolio Manager(s) – Portfolio Manager” is deleted in its entirety and replaced with the following disclosure:

Portfolio Managers

Paul F. Fuchs, CFA

Co-manager. Service with the Fund since January 2012.

Brian M. McGreevy

Co-manager. Service with the Fund since 1998.

2.	The section of each prospectus for the Fund entitled “Management of the Fund – Primary Service Providers – Portfolio Manager” is deleted in its entirety and replaced with the following disclosure:

Portfolio Managers

Information about the Adviser’s portfolio managers who are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Paul F. Fuchs, CFA

Co-manager. Service with the Fund since January 2012.

Portfolio Manager of the Adviser. From 1999 until joining the Adviser in May 2010, Mr. Fuchs was associated with the Fund’s previous investment adviser as an investment professional. Mr. Fuchs began his investment career in 1994 and earned a B.S. in Finance from the University of Massachusetts and an M.B.A. from Suffolk
University.

Brian M. McGreevy

Co-manager. Service with the Fund since 1998.

Portfolio Manager of the Adviser. From 1994 until joining the Adviser in May 2010, Mr. McGreevy was associated with the Fund’s previous investment adviser as an investment professional. Mr. McGreevy began his investment career in 1982 and earned a B.S. from the University of Massachusetts at Dartmouth and a Masters from Harvard University Extension School.

Shareholders should retain this Supplement for future reference.

C-10265-1 A (12/11)